Intangible Assets - Schedule of Impairment of Intangible Assets, Including Brands (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	£ 12,566	£ 12,370
Ending Balance	12,572	12,566
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	13,690	13,463
Exchange differences	(630)	221
Additions	762	47
Disposals	(2)	(41)
Ending Balance	13,820	13,690
Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	1,124	1,093
Exchange differences	(23)	13
Amortisation for the year	58	56
Exceptional impairment	90
Disposals	(1)	(38)
Ending Balance	1,248	1,124
Brands [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	8,229	8,079
Ending Balance	8,330	8,229
Brands [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	8,815	8,656
Exchange differences	(347)	159
Additions	478
Ending Balance	8,946	8,815
Brands [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	586	577
Exchange differences	(10)	9
Exceptional impairment	40
Ending Balance	616	586
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	2,723	2,699
Ending Balance	2,678	2,723
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	2,791	2,767
Exchange differences	(252)	24
Additions	249
Ending Balance	2,788	2,791
Goodwill [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	68	68
Exchange differences	(8)
Exceptional impairment	50
Ending Balance	110	68
Other intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	1,434	1,404
Ending Balance	1,407	1,434
Other intangibles [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	1,506	1,472
Exchange differences	(24)	34
Ending Balance	1,482	1,506
Other intangibles [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	72	68
Exchange differences		1
Amortisation for the year	3	3
Ending Balance	75	72
Computer software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	180	188
Ending Balance	157	180
Computer software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	578	568
Exchange differences	(7)	4
Additions	35	47
Disposals	(2)	(41)
Ending Balance	604	578
Computer software [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	398	380
Exchange differences	(5)	3
Amortisation for the year	55	53
Disposals	(1)	(38)
Ending Balance	£ 447	£ 398